MERCER FUNDS

SUPPLEMENT TO
THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES
DATED JULY 31, 2013, AS SUPPLEMENTED ON AUGUST 15, 2013,
OCTOBER 29, 2013, NOVEMBER 13, 2013,
NOVEMBER 14, 2013, NOVEMBER 15, 2013, DECEMBER 10, 2013,

DECEMBER 17, 2013, FEBRUARY 10, 2014, APRIL 2, 2014 and APRIL 3, 2014

The date of this Supplement is April 4, 2014.

The following changes are made in the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds:

1. The following information relating to each of the Mercer US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund and Mercer Non-US Core Equity Fund is hereby added as the last sentence (with respect to Mercer Non-US Core Equity Fund, the last sentence of the second paragraph) in the sections titled “Principal Investment Strategies,” beginning on pages 7, 12, 17 and 22, respectively, of the Class S Shares Prospectus and pages 7, 12, 17 and 22, respectively, of the Class Y Shares Prospectus:

The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

2. The following information relating to each of the Mercer US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund and Mercer Non-US Core Equity Fund is added as the penultimate paragraph to the sections titled “Principal Risk Factors,” beginning on pages 8, 13, 18 and 24, respectively, of the Class S Shares Prospectus and pages 8, 13, 18 and 24, respectively, of the Class Y Shares Prospectus:

Derivatives Risk. The Fund may invest in derivative instruments such as exchange-listed equity futures contracts. Derivatives are financial instruments, the value of which depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes, or currencies. A subadvisor may use exchange-listed equity futures contracts to equitize cash held in the portfolio. Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadvisor to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

3. The following information relating to each of the Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund hereby replaces the last sentence of the second paragraph in the sections titled “Principal Investment Strategies,” beginning on pages 29 and 36, respectively, of the Class S Shares Prospectus and pages 29 and 36, respectively, of the Class Y Shares Prospectus:

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The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

4. The following information relating to each of the Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund hereby replaces the first paragraph in the sections titled “Principal Risk Factors—Derivatives Risk,” on pages 30 and 37, respectively, of the Class S Shares Prospectus and pages 30 and 37, respectively, of the Class Y Shares Prospectus:

The Fund may engage in a variety of transactions involving derivatives, such as options, futures, swap agreements, and mortgage- and asset-backed securities. Derivatives are financial instruments, the value of which depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes, or currencies. A subadvisor may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Fund will generally be limited to maintaining exposure to certain market segments or asset classes, or facilitating certain portfolio transactions. A subadvisor may also use exchange-listed equity futures contracts to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

5. The following information relating to each of the Mercer US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund, Mercer Non-US Core Equity Fund, Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund is added to the captions titled “Fund Management—Subadvisors and Portfolio Managers,” beginning on pages 10, 15, 20, 26, 33 and 40, respectively, of the Class S Shares Prospectus and pages 10, 15, 20, 26, 33 and 41, respectively, of the Class Y Shares Prospectus:

SSgA Funds Management, Inc. (“SSgA FM”)

•	Michael O. Martel, Vice President and Senior Portfolio Manager, joined State Street Global Advisors (“SSgA”) in 1998. Mr. Martel began managing SSgA FM’s allocated portion of the Fund’s portfolio in April 2014.

•	Charles McGinn, Vice President and Senior Portfolio Manager, joined SSgA in 1998. Mr. McGinn began managing SSgA FM’s allocated portion of the Fund’s portfolio in April 2014.

•	Tyhesha Harrington, Vice President and Senior Portfolio Manager, joined SSgA FM in 2006. Ms. Harrington began managing SSgA FM’s allocated portion of the Fund’s portfolio in April 2014.

6. The following information relating to the Mercer US Large Cap Value Equity Fund is added as the penultimate paragraph in the section titled “Principal Investment Strategies of the Fund” beginning on page 61 of the Class S Shares Prospectus and page 61 of the Class Y Shares Prospectus:

The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

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7. The following information relating to the Mercer US Large Cap Value Equity Fund is added to the section titled “Details about the Funds—The Subadvisors” beginning on page 61 of the Class S Shares Prospectus and page 61 of the Class Y Shares Prospectus:

SSgA Funds Management, Inc. (“SSgA FM”), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as a subadvisor to the Fund. SSgA FM is wholly owned by State Street Corporation (“State Street”), a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street.

The Fund is managed by a team of investment professionals. SSgA FM uses a team approach to encourage the flow of investment ideas. Each portfolio management team is overseen by the SSgA Investment Committee. Ms. Tyhesha Harrington and Messrs. Michael Martel and Charles McGinn are primarily responsible for the day-to-day management of SSgA FM’s allocated portion of the Fund’s portfolio, which they each began managing in April 2014. Ms. Harrington joined SSgA FM in 2006 as a portfolio manager and currently serves as a Senior Portfolio Manager within SSgA’s Investment Solutions Group (“ISG”). Messrs. Martel and McGinn joined SSgA in 1998 and currently serve as Senior Portfolio Managers within ISG. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund, if any.

Cash Overlay Program

SSgA FM is responsible for monitoring and investing cash balances of the Fund. SSgA FM will invest in derivative instruments, such as exchange-listed equity futures contracts (e.g., S&P 500® Index and S&P MidCap 400® Index), to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

8. The following information relating to the Mercer US Small/Mid Cap Growth Equity Fund is added as the penultimate paragraph in the section titled “Principal Investment Strategies of the Fund” beginning on page 65 of the Class S Shares Prospectus and page 65 of the Class Y Shares Prospectus:

The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

9. The following information relating to the Mercer US Small/Mid Cap Growth Equity Fund is added to the section titled “Details about the Funds—The Subadvisors” beginning on page 65 of the Class S Shares Prospectus and page 65 of the Class Y Shares Prospectus:

SSgA Funds Management, Inc. (“SSgA FM”), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as a subadvisor to the Fund. SSgA FM is wholly owned by State Street Corporation (“State Street”), a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street.

The Fund is managed by a team of investment professionals. SSgA FM uses a team approach to encourage the flow of investment ideas. Each portfolio management team is overseen by the SSgA Investment Committee. Ms. Tyhesha Harrington and Messrs. Michael Martel and Charles McGinn are primarily responsible for the day-to-day management of SSgA FM’s allocated portion of the Fund’s portfolio, which they each began

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managing in April 2014. Ms. Harrington joined SSgA FM in 2006 as a portfolio manager and currently serves as a Senior Portfolio Manager within SSgA’s Investment Solutions Group (“ISG”). Messrs. Martel and McGinn joined SSgA in 1998 and currently serve as Senior Portfolio Managers within ISG. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund, if any.

Cash Overlay Program

SSgA FM is responsible for monitoring and investing cash balances of the Fund. SSgA FM will invest in derivative instruments, such as exchange-listed equity futures contracts (e.g., NASDAQ-100 Index, Russell 2000® Index and S&P MidCap 400® Index), to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

10. The following information relating to the Mercer US Small/Mid Cap Value Equity Fund is added as the penultimate paragraph in the section titled “Principal Investment Strategies of the Fund” beginning on page 68 of the Class S Shares Prospectus and page 68 of the Class Y Shares Prospectus:

The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

11. The following information relating to the Mercer US Small/Mid Cap Value Equity Fund is added to the section titled “Details about the Funds—The Subadvisors” beginning on page 69 of the Class S Shares Prospectus and page 69 of the Class Y Shares Prospectus:

SSgA Funds Management, Inc. (“SSgA FM”), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as a subadvisor to the Fund. SSgA FM is wholly owned by State Street Corporation (“State Street”), a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street.

The Fund is managed by a team of investment professionals. SSgA FM uses a team approach to encourage the flow of investment ideas. Each portfolio management team is overseen by the SSgA Investment Committee. Ms. Tyhesha Harrington and Messrs. Michael Martel and Charles McGinn are primarily responsible for the day-to-day management of SSgA FM’s allocated portion of the Fund’s portfolio, which they each began managing in April 2014. Ms. Harrington joined SSgA FM in 2006 as a portfolio manager and currently serves as a Senior Portfolio Manager within SSgA’s Investment Solutions Group (“ISG”). Messrs. Martel and McGinn joined SSgA in 1998 and currently serve as Senior Portfolio Managers within ISG. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund, if any.

Cash Overlay Program

SSgA FM is responsible for monitoring and investing cash balances of the Fund. SSgA FM will invest in derivative instruments, such as exchange-listed equity futures contracts (e.g., Russell 2000® Index and S&P MidCap 400® Index), to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

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12. The following information relating to the Mercer Non-US Core Equity Fund is added as the last sentence in the second paragraph in the section titled “Principal Investment Strategies of the Fund” beginning on page 72 of the Class S Shares Prospectus and page 72 of the Class Y Shares Prospectus:

The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

13. The following information relating to the Mercer Non-US Core Equity Fund is added to the section titled “Details about the Funds—The Subadvisors” beginning on page 73 of the Class S Shares Prospectus and page 73 of the Class Y Shares Prospectus:

SSgA Funds Management, Inc. (“SSgA FM”), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as a subadvisor to the Fund. SSgA FM is wholly owned by State Street Corporation (“State Street”), a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street.

The Fund is managed by a team of investment professionals. SSgA FM uses a team approach to encourage the flow of investment ideas. Each portfolio management team is overseen by the SSgA Investment Committee. Ms. Tyhesha Harrington and Messrs. Michael Martel and Charles McGinn are primarily responsible for the day-to-day management of SSgA FM’s allocated portion of the Fund’s portfolio, which they each began managing in April 2014. Ms. Harrington joined SSgA FM in 2006 as a portfolio manager and currently serves as a Senior Portfolio Manager within SSgA’s Investment Solutions Group (“ISG”). Messrs. Martel and McGinn joined SSgA in 1998 and currently serve as Senior Portfolio Managers within ISG. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund, if any.

Cash Overlay Program

SSgA FM is responsible for monitoring and investing cash balances of the Fund. SSgA FM will invest in derivative instruments, such as exchange-listed equity futures contracts (e.g., MSCI EAFE® Index), to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

14. The following information relating to the Mercer Emerging Markets Equity Fund replaces the last sentence in the second paragraph in the section titled “Principal Investment Strategies of the Fund” beginning on page 76 of the Class S Shares Prospectus and page 76 of the Class Y Shares Prospectus:

The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

15. The following information relating to the Mercer Emerging Markets Equity Fund is added to the section titled “Details about the Funds—The Subadvisors” beginning on page 77 of the Class S Shares Prospectus and page 77 of the Class Y Shares Prospectus:

SSgA Funds Management, Inc. (“SSgA FM”), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as a subadvisor to the Fund. SSgA FM is wholly owned by State Street

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Corporation (“State Street”), a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street.

The Fund is managed by a team of investment professionals. SSgA FM uses a team approach to encourage the flow of investment ideas. Each portfolio management team is overseen by the SSgA Investment Committee. Ms. Tyhesha Harrington and Messrs. Michael Martel and Charles McGinn are primarily responsible for the day-to-day management of SSgA FM’s allocated portion of the Fund’s portfolio, which they each began managing in April 2014. Ms. Harrington joined SSgA FM in 2006 as a portfolio manager and currently serves as a Senior Portfolio Manager within SSgA’s Investment Solutions Group (“ISG”). Messrs. Martel and McGinn joined SSgA in 1998 and currently serve as Senior Portfolio Managers within ISG. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund, if any.

Cash Overlay Program

SSgA FM is responsible for monitoring and investing cash balances of the Fund. SSgA FM will invest in derivative instruments, such as exchange-listed equity futures contracts (e.g., MSCI Emerging Markets Index), to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

16. The following information relating to the Mercer Global Low Volatility Equity Fund replaces the last sentence in the second paragraph in the section titled “Principal Investment Strategies of the Fund” beginning on page 82 of the Class S Shares Prospectus and page 82 of the Class Y Shares Prospectus:

The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

17. The following information relating to the Mercer Global Low Volatility Equity Fund is added to the section titled “Details about the Funds—The Subadvisors” beginning on page 82 of the Class S Shares Prospectus and page 82 of the Class Y Shares Prospectus:

SSgA Funds Management, Inc. (“SSgA FM”), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as a subadvisor to the Fund. SSgA FM is wholly owned by State Street Corporation (“State Street”), a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street.

The Fund is managed by a team of investment professionals. SSgA FM uses a team approach to encourage the flow of investment ideas. Each portfolio management team is overseen by the SSgA Investment Committee. Ms. Tyhesha Harrington and Messrs. Michael Martel and Charles McGinn are primarily responsible for the day-to-day management of SSgA FM’s allocated portion of the Fund’s portfolio, which they each began managing in April 2014. Ms. Harrington joined SSgA FM in 2006 as a portfolio manager and currently serves as a Senior Portfolio Manager within SSgA’s Investment Solutions Group (“ISG”). Messrs. Martel and McGinn joined SSgA in 1998 and currently serve as Senior Portfolio Managers within ISG. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund, if any.

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Cash Overlay Program

SSgA FM is responsible for monitoring and investing cash balances of the Fund. SSgA FM will invest in derivative instruments, such as exchange-listed equity futures contracts (e.g., Canada S&P/TSX Composite, MSCI EAFE® Index and S&P 500® Index), to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

18. The following information replaces “Derivatives Risk (Mercer US Large Cap Growth Equity Fund)” in the section titled “Risks of the Funds,” on page 97 of the Class S Shares Prospectus and page 98 of the Class Y Shares Prospectus:

Derivatives Risk (Mercer US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund and Mercer Non-US Core Equity Fund)	The Funds may invest in derivative instruments such as exchange-listed equity futures contracts. Derivatives are financial instruments, the value of which depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes, or currencies. A subadvisor may use derivatives to equitize cash held in the portfolio. Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadvisor to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Derivatives Risk (Mercer Emerging Markets Equity Fund, Mercer Global Low Volatility Equity Fund and Mercer Core Fixed Income Fund)	The Funds may engage in a variety of transactions involving derivatives, such as options, futures, swap agreements, and mortgage- and asset-backed securities. Derivatives are financial instruments, the value of which depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes, or currencies. A subadvisor may use derivatives both for hedging and non-hedging purposes, although it is anticipated that the use of derivatives by the Funds will generally be limited to maintaining exposure to certain market segments or asset classes, or facilitating certain portfolio transactions. In addition, with respect to the Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund, a subadvisor may also use exchange-listed equity futures contracts to equitize cash held in the portfolio. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.
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Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadvisor to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. Certain derivatives, such as swap agreements, are subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligation. Some derivatives are more sensitive to interest rate changes and market movements than other instruments. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

19. The section titled “Risks of the Funds—Cash and Short-Term Investments” on page 107 of the Class S Shares Prospectus and on page 108 of the Class Y Shares Prospectus is replaced with the following:

Although the Mercer Core Fixed Income Fund generally expects to be fully invested in accordance with its investment strategies described in this prospectus, the Advisor will maintain a portion of the Mercer Core Fixed Income Fund’s assets in cash (a “cash buffer”) to manage daily cash flows and to reduce transaction costs associated with the allocation of the Mercer Core Fixed Income Fund’s assets to the subadvisor(s). The cash buffer maintained by the Advisor for the Mercer Core Fixed Income Fund, together with any uninvested cash held by the Mercer Core Fixed Income Fund’s subadvisor(s), is not expected to exceed 5% of the Mercer Core Fixed Income Fund’s total assets. Cash held by the Mercer Core Fixed Income Fund as collateral will not be considered to be uninvested for purposes of this policy. The cash buffer maintained by the Advisor will be invested in overnight time deposits and similar instruments, pending its allocation to the Mercer Core Fixed Income Fund’s subadvisor(s).

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MERCER FUNDS

SUPPLEMENT TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2013, AS SUPPLEMENTED AUGUST 15, 2013,
OCTOBER 29, 2013, NOVEMBER 13, 2013, NOVEMBER 14, 2013,

NOVEMBER 15, 2013, DECEMBER 10, 2013, DECEMBER 17, 2013,

FEBRUARY 10, 2014, APRIL 2, 2014 and APRIL 3, 2014

The date of this Supplement is April 4, 2014.

The following changes are made in the Statement of Additional Information of Mercer Funds:

1. The following replaces the information related to SSgA Funds Management, Inc. in the section titled “Subadvisors and Portfolio Managers” on page 47:

SSgA Funds Management, Inc. (“SSgA FM”), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as a subadvisor to the Mercer US Large Cap Growth Equity Fund, Mercer US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund, Mercer Non-US Core Equity Fund, Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund.  SSgA FM is wholly owned by State Street Corporation (“State Street”), a publicly held bank holding company. SSgA FM and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street. SSgA FM is registered as an investment adviser under the Advisers Act.

2. In Appendix C, entitled “Additional Information About the Funds’ Portfolio Managers,” the following information is added under the headings Mercer US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund, Mercer Non-US Core Equity Fund, Mercer Emerging Markets Equity Fund and Mercer Global Low Volatility Equity Fund beginning on pages C-6, C-9, C-12, C-15, C-18 and C-19, respectively:

SSgA Funds Management, Inc. (“SSgA FM”)

The portfolio managers who are primarily responsible for the day-to-day management of SSgA FM’s allocated portion of the Fund’s portfolio are Michael O. Martel, Charles McGinn and Tyhesha Harrington.

Compensation

The compensation of SSgA FM’s investment professionals is based on a number of factors, including external benchmarking data and market trends, State Street performance, SSgA performance, and individual performance. Each year State Street’s Global Human Resources department participates in compensation surveys in order to provide SSgA with critical, market-based compensation information that helps support individual pay decisions. Additionally, subject to State Street and SSgA business results, State Street allocates an incentive pool to SSgA to reward its employees. Because the size of the incentive pool is based on the firm’s overall profitability, each staff member is motivated to contribute both as an individual and as a team member.

The incentive pool is allocated to the various functions within SSgA. The discretionary determination of the allocation amounts to business units is influenced by market-based compensation data, as well as the overall performance of the group. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

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Ownership of Fund Shares

As of December 31, 2013, Ms. Harrington and Messrs. Martel and McGinn did not beneficially own any shares of the Fund.

Other Accounts Managed by Portfolio Managers

In addition to the Fund, Ms. Harrington and Messrs. Martel and McGinn manage:

	Total Accounts*,**		Accounts with Performance Fees*,**
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	8	$5,246.20	0	N/A
Other Pooled Investment Vehicles	9	$1,775.17	0	N/A
Other Accounts	314	$80,996.48	10	$1,528.02

*	As of December 31, 2013.
**	Assets are managed on a team basis. This table refers to accounts of the Investment Solutions Group of SSgA.

Potential Conflicts of Interest

A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts or (b) the allocation of resources or of investment opportunities. SSgA FM has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation among the portfolio managers’ accounts with the same strategy.

Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio managers’ accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when portfolio managers are responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in

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terms of access to investment opportunities. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participate in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

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